Explanation of Significant Changes in Contract Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Outstanding Chip Liability [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities at beginning of year		$ 418	$ 483
Contract liabilities at end of year		514	418
Change in contract liabilities		96	(65)
Loyalty Program Liability [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities at beginning of year		30	45
Contract liabilities at end of year		33	30
Change in contract liabilities		3	(15)
Customer Deposits and Other Deferred Revenue [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities at beginning of year	[1]	424	343
Contract liabilities at end of year	[1]	497	424
Change in contract liabilities		73	81
Customer Deposits and Other Deferred Revenue [Member] | Mall [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities at beginning of year	[1]	121	109
Contract liabilities at end of year	[1]	$ 127	$ 121

[1]	Of this amount, US$127 million, US$121 million and US$109 million as of December 31, 2018, December 31, 2017, and January 1, 2017, respectively, relates to mall deposits that are accounted for based on lease terms usually greater than one year.